--------------------------------------------------------------------------------
Annual Report - Financial Statements
--------------------------------------------------------------------------------


 T. ROWE PRICE


                             TAX-FREE
                             SHORT-INTERMEDIATE
                             FUND
                             -----------------
                             FEBRUARY 28, 2001
                             -----------------


--------------------
PORTFOLIO HIGHLIGHTS
--------------------------------------------------------------------------------

SECTOR DIVERSIFICATION

                                                    Percent of       Percent of
                                                    Net Assets       Net Assets
                                                       8/31/00          2/28/01
-------------------------------------------------------------------------------
General Obligations - Local                                12%              16%
Nuclear Revenue                                            13               14
General Obligations - State                                14               12
Dedicated Tax Revenue                                       5               10
Prerefunded Bonds                                          13                9
Air and Sea Transportation Revenue                         10                9
Lease Revenue                                               7                8
Hospital Revenue                                            7                7
Solid Waste Revenue                                         3                5
Industrial and Pollution Control Revenue                    3                5
Educational Revenue                                         5                3
Water and Sewer Revenue                                     4                3
All Other                                                   2                3
Other Assets Less Liabilities                               2               -4
------------------------------------------------------------------------------
Total                                                     100%             100%
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--------------------
FINANCIAL HIGHLIGHTS              For a share outstanding throughout each period
--------------------------------------------------------------------------------

                                            Year
                                           Ended
                                         2/28/01     2/29/00     2/28/99     2/28/98         2/28/97
NET ASSET VALUE
Beginning of period                 $       5.20  $     5.39  $     5.37  $     5.35  $         5.37
Investment activities
   Net investment income (loss)             0.23        0.21        0.22        0.22            0.23
   Net realized and
   unrealized gain (loss)                   0.18       (0.18)       0.04        0.05           (0.02)
   Total from
   investment activities                    0.41        0.03        0.26        0.27            0.21
Distributions
   Net investment income                   (0.23)      (0.21)      (0.22)      (0.22)          (0.23)
   Net realized gain                          --       (0.01)      (0.02)      (0.03)             --
   Total distributions                     (0.23)      (0.22)      (0.24)      (0.25)          (0.23)
NET ASSET VALUE
End of period                       $       5.38  $     5.20  $     5.39  $     5.37  $         5.35
-----------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
Total return*                               7.97%       0.67%       4.90%       5.28%           4.02%
Ratio of total expenses to
average net assets                          0.53%       0.53%       0.53%       0.54%           0.56%
Ratio of net investment
income (loss) to average
net assets                                  4.27%       4.07%       4.06%       4.23%           4.30%
Portfolio turnover rate                     40.7%|X|    49.7%       39.9%       76.8%           84.3%
Net assets, end of period
(in thousands)                      $    415,813  $  404,634  $  459,319  $  438,951  $      443,631

 .    Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

|X| Excludes the effect of the acquisition of the Virginia Short-Term Bond Funds assets.



The accompanying notes are an integral part of these financial statements.

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                                                               February 28, 2001

-----------------------
STATEMENT OF NET ASSETS                                               Par              Value
--------------------------------------------------------------------------------------------
                                                                           In thousands
ALABAMA 1.3%
Huntsville Solid Waste Disposal
          5.75%, 10/1/05 (MBIA Insured) *                   $       3,985      $       4,252
Selma Ind. Dev. Board, Int'l. Paper, 5.50%, 7/15/01                 1,250              1,256
                                                                               -------------
Total Alabama (Cost $5,318)                                                            5,508
                                                                               -------------
ALASKA 1.0%
Alaska Housing Fin., 5.35%, 12/1/07 *                               1,630              1,717
Alaska Student Loan, 5.50%, 7/1/05 (AMBAC Insured) *                2,500              2,628
                                                                               -------------
Total Alaska (Cost $4,160)                                                             4,345
                                                                               -------------
ARIZONA 1.6%
Arizona Transportation Board, Maricopa County
          5.00%, 7/1/03                                             1,525              1,573
Salt River Agricultural Improvement & Power
          5.75%, 1/1/08                                             2,000              2,191
          6.50%, 1/1/04                                             2,500              2,683
                                                                               -------------
Total Arizona (Cost $6,280)                                                            6,447
                                                                               -------------
COLORADO 3.4%
Denver City & County Airport
          6.00%, 11/15/03 (MBIA Insured) *                          3,965              4,174
          6.75%, 11/15/13 *                                         5,080              5,377
          7.00%, 11/15/25 *                                         4,525              4,618
                                                                               -------------
Total Colorado (Cost $13,983)                                                         14,169
                                                                               -------------
DELAWARE 0.3%
Delaware, GO, 5.25%, 4/1/05                                         1,120              1,182
                                                                               -------------
Total Delaware (Cost $1,139)                                                           1,182
                                                                               -------------
DISTRICT OF COLUMBIA 0.3%
District of Columbia, GO, 5.20%, 6/1/04 (AMBAC Insured)             1,250              1,301
                                                                               -------------
Total District of Columbia (Cost $ 1,269)                                              1,301
                                                                               -------------

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
                                                                      Par              Value
--------------------------------------------------------------------------------------------
                                                                           In thousands
FLORIDA 5.0%
Broward County Resource Recovery, 5.00%, 12/1/05            $       4,650      $       4,825
Dade County Aviation, Miami Int'l. Airport
          5.75%, 10/1/04 (FSA Insured) *                            5,000              5,307
Florida, GO, 5.25%, 7/1/05 (FGIC Insured)                           1,940              2,055
Jacksonville Electric Auth., St. Johns River, 5.50%, 10/1/09        3,660              3,786
St. Lucie County, Florida Power & Light
          VRDN (Currently 3.45%) *                                  4,900              4,900
                                                                               -------------
Total Florida (Cost $20,559)                                                          20,873
                                                                               -------------
GEORGIA 6.1%
Athens-Clarke Residential Care Fac. for the Elderly
     Wesley Woods of Athens, 5.30%, 10/1/01                         1,500              1,498
Atlanta Airport Fac., 6.25%, 1/1/05 (AMBAC Insured)                 6,220              6,739
Georgia, GO, 5.75%, 7/1/04                                          5,000              5,327
Municipal Electric Auth. of Georgia
          5.00%, 1/1/04                                             5,070              5,221
          5.00%, 1/1/04 (Escrowed to Maturity)                        530                549
          5.25%, 1/1/03 (AMBAC Insured)                             2,850              2,927
Savannah Hosp. Auth.
     St. Josephs/Candler Health System
          5.00%, 7/1/02 (FSA Insured)                               2,950              3,006
                                                                               -------------
Total Georgia (Cost $24,619)                                                          25,267
                                                                               -------------
HAWAII 1.0%
Hawaii Airport System, 6.125%, 7/1/05 (FGIC Insured) *              4,000              4,311
                                                                               -------------
Total Hawaii (Cost $4,084)                                                             4,311
                                                                               -------------
ILLINOIS 3.6%
Chicago Public Building Commerce
          5.125%, 2/1/04 (FGIC Insured)                             1,500              1,554
Illinois, Sales Tax
          5.50%, 6/15/05                                            4,895              5,196
          6.00%, 6/15/06                                            2,000              2,190

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
                                                                      Par              Value
--------------------------------------------------------------------------------------------
                                                                          In thousands
Metropolitan Pier & Expo Auth., McCormick Place
          6.50%, 6/15/27 (Prerefunded 6/15/03+)             $       4,000      $       4,328
Southwestern Dev. Auth.
     Anderson Hosp.
          5.25%, 8/15/02                                              415                414
          5.25%, 8/15/05                                              485                472
          5.25%, 8/15/06                                              510                491
          5.50%, 8/15/07                                              535                517
                                                                               -------------
Total Illinois (Cost $14,972)                                                         15,162
                                                                               -------------
INDIANA 1.8%
Gibson County Indiana, PCR
     Toyota Motor, VRDN (Currently 3.20%) *                         3,000              3,000
Indianapolis Airport Auth., Federal Express, 7.10%, 1/15/17 *       3,000              3,185
Indianapolis Gas Utility System, Distribution System
          5.00%, 8/15/02 (AMBAC Insured)                            1,180              1,204
                                                                               -------------
Total Indiana (Cost $7,445)                                                            7,389
                                                                               -------------
KENTUCKY 2.8%
Kenton County Airport Board, Delta Airlines, 7.50%, 2/1/20 *        3,080              3,181
Kentucky Property & Buildings Commission, 5.25%, 10/1/04            2,500              2,627
Kentucky Turnpike Auth., 5.30%, 7/1/04 (AMBAC Insured)              4,750              4,984
Louisville & Jefferson County Regional Airport
          VRDN (Currently 3.20%) *                                  1,000              1,000
                                                                               -------------
Total Kentucky (Cost $11,616)                                                         11,792
                                                                               -------------
LOUISIANA 3.6%
Louisiana, GO
          5.00%, 4/15/03 (AMBAC Insured)                            1,000              1,027
          5.50%, 4/15/07 (AMBAC Insured)                            5,000              5,387
          6.00%, 8/1/02 (FGIC Insured)                              6,000              6,207
Plaquemines Parish, British Petroleum
          VRDN (Currently 3.30%) *                                  1,100              1,100
West Feliciana Parish, PCR, Entergy Gulf States
          5.65%, 9/1/04                                             1,225              1,246
                                                                               -------------
Total Louisiana (Cost $14,640)                                                        14,967
                                                                               -------------

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
                                                                      Par              Value
--------------------------------------------------------------------------------------------
                                                                          In thousands
MAINE 1.0%
Maine, GO, 5.50%, 6/15/04                                   $       4,000      $       4,224
                                                                               -------------
Total Maine (Cost $4,066)                                                              4,224
                                                                               -------------
MARYLAND 1.8%
Maryland, State and Local Fac., GO, 5.00%, 7/15/06                  1,500              1,585
Maryland DOT, 5.50%, 9/1/06                                         1,265              1,368
Maryland Energy Fin. Administration, Wheelabrator Water Project
          5.45%, 12/1/01 *                                          1,185              1,196
Maryland HHEFA, Peninsula Regional Medical Center
          4.60%, 7/1/02                                               855                862
Northeast Maryland Waste Disposal Auth.
     Southwest Resources Recovery Fac.
          7.05%, 1/1/02 (MBIA Insured)                              2,430              2,503
                                                                               -------------
Total Maryland (Cost $7,327)                                                           7,514
                                                                               -------------
MASSACHUSETTS 0.7%
Massachusetts Dev. Fin. Agency
     Biomedical Research
          5.75%, 8/1/03                                               700                722
          5.75%, 8/1/04                                               500                520
Massachusetts Municipal Wholesale Electric
          6.75%, 7/1/05 (MBIA Insured)                              1,750              1,852
                                                                               -------------
Total Massachusetts (Cost $3,039)                                                      3,094
                                                                               -------------
MICHIGAN 1.3%
Michigan Building Auth., GO, 5.25%, 10/15/04                        2,585              2,716
Michigan Hosp. Fin. Auth.
     Mercy Health
          5.25%, 8/15/01 (Escrowed to Maturity)                       715                721
          5.25%, 8/15/02 (Escrowed to Maturity)                       555                569
Michigan Municipal Bond Auth.
     Clean Water Rev. Fund
          5.50%, 10/1/04                                            1,310              1,389
                                                                               -------------
Total Michigan (Cost $5,267)                                                           5,395
                                                                               -------------

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
                                                                      Par              Value
--------------------------------------------------------------------------------------------
                                                                          In thousands
MINNESOTA 0.5%
     Minnesota, GO, 5.75%, 8/1/05                           $       2,000      $       2,160
                                                                               -------------
Total Minnesota (Cost $2,071)                                                          2,160
                                                                               -------------
MISSOURI 2.1%
Sikeston Electric
          6.25%, 6/1/22 (MBIA Insured)
          (Prerefunded 6/1/02+)                                     4,825              5,084
St. Louis Airport Dev.
          6.00%, 7/1/02 (FGIC Insured) *                            2,770              2,849
          6.25%, 1/1/03                                               765                782
                                                                               -------------
Total Missouri (Cost $8,620)                                                           8,715
                                                                               -------------
NEBRASKA 1.7%
Omaha Public Power Dist., Nebraska Electric, 5.25%, 2/1/04          3,000              3,124
Univ. of Nebraska Fac., Deferred Maintenance, 5.25%, 7/15/06        3,720              3,956
                                                                               -------------
Total Nebraska (Cost $6,805)                                                           7,080
                                                                               -------------
NEW JERSEY 2.3%
New Jersey, GO, 5.25%, 3/1/08                                       1,040              1,114
New Jersey Transit, 5.50%, 2/1/06 (AMBAC Insured)                   5,000              5,348
New Jersey Transportation Trust Fund Auth.
     Transportation Systems, 5.75%, 6/15/11                         2,750              3,067
                                                                               -------------
Total New Jersey (Cost $9,021)                                                         9,529
                                                                               -------------
NEW MEXICO 1.7%
Bernalillo County, 5.75%, 4/1/26 (Prerefunded 4/1/06+)              5,000              5,421
New Mexico Ed. Assistance Foundation, Ed. Loan, 5.50%, 11/1/10*     1,750              1,720
                                                                               -------------
Total New Mexico (Cost $6,819)                                                         7,141
                                                                               -------------
NEW YORK 14.0%
Dormitory Auth. of the State of New York
     City Univ., 5.50%, 7/1/03                                      2,860              2,975
     Interfaith Medical Center, 5.00%, 2/15/03                      2,210              2,261

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
                                                                      Par              Value
--------------------------------------------------------------------------------------------
                                                                          In thousands
Dormitory Auth. of the State of New York
Mental Health Services Fac.
          6.00%, 8/15/03                                    $      10,865      $      11,440
          6.00%, 8/15/03
          (Escrowed to Maturity)                                       40                 43
     Wyckoff Heights Hosp., 5.50%, 2/15/03                          4,095              4,228
Nassau County, GO
          6.30%, 11/1/02 (FGIC Insured)                             3,295              3,446
          7.00%, 3/1/04                                             2,810              3,027
New York City, GO
          5.25%, 8/1/03                                             9,540              9,884
          6.20%, 2/1/07 (MBIA Insured)                              3,770              4,189
          6.75%, 8/1/04                                             4,300              4,703
          7.00%, 8/1/04                                             4,000              4,402
New York State Urban Dev., Correctional Capital Fac.
          6.25%, 1/1/20 (Prerefunded 1/1/05+)                       6,775              7,519
                                                                               -------------
Total New York (Cost $56,228)                                                         58,117
                                                                               -------------
NORTH CAROLINA 2.5%
Charlotte Water & Sewer
          5.75%, 2/1/11 (Prerefunded 2/1/04+)                       3,040              3,269
North Carolina Eastern Municipal Power Agency
     Power Systems, 5.45%, 1/1/04                                   2,750              2,810
North Carolina Municipal Power Agency
     Catawba Electric
          5.90%, 1/1/03                                             3,000              3,072
          6.00%, 1/1/04                                             1,000              1,039
                                                                               -------------
Total North Carolina (Cost $9,954)                                                    10,190
                                                                               -------------
NORTH DAKOTA 0.6%
Burleigh County Health Care, Medcenter One
          5.00%, 5/1/03 (MBIA Insured)                              2,380              2,443
                                                                               -------------
Total North Dakota (Cost $2,412)                                                       2,443
                                                                               -------------
OHIO 2.7%
Cuyahoga County
     GO, 5.50%, 11/15/05                                            1,400              1,500
     Univ. Hosp., 6.00%, 1/15/02 (MBIA Insured)                     2,340              2,390

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
                                                                      Par              Value
--------------------------------------------------------------------------------------------
                                                                          In thousands
Ohio, Higher Ed. Capital Fac., GO, 5.25%, 5/1/05            $       2,495      $       2,634
Ohio Air Quality Dev. Auth., PCR, 5.80%, 12/1/04                    2,000              2,046
Steubenville Ohio Hosp.
   Trinity Health
     5.45%, 10/1/03                                                   640                656
     5.50%, 10/1/04                                                   585                603
     5.55%, 10/1/05                                                   630                654
     5.60%, 10/1/06                                                   730                759
                                                                               -------------
Total Ohio (Cost $10,936)                                                             11,242
                                                                               -------------
PENNSYLVANIA 6.0%
Beaver County IDA, PCR, Toledo Edison, 4.85%, 6/1/04                4,000              3,962
Montgomery County IDA, PCR, 5.20%, 10/1/04                          2,000              2,021
Pennsylvania, GO
     5.125%, 9/15/03 (AMBAC Insured)                                2,800              2,903
     6.00%, 7/1/09                                                  4,375              4,914
Pennsylvania Intergovernmental Cooperative Auth.
     Philadelphia Funding Program
          6.00%, 6/15/02 (FGIC Insured)                             5,000              5,157
     Special Tax, 5.00%, 6/15/03 (FGIC Insured)                     4,950              5,097
Philadelphia Redev. Auth., Schuylkill Apartments Project
          5.10%, 12/1/03 *                                          1,000              1,010
                                                                               -------------
Total Pennsylvania (Cost $24,478)                                                     25,064
                                                                               -------------
PUERTO RICO 0.7%
Puerto Rico Ind. Medical & Environmental, PCR, 4.25%, 9/1/03          500                507
Puerto Rico Municipal Fin. Agency, 5.50%, 8/1/02                    2,240              2,301
                                                                               -------------
Total Puerto Rico (Cost $2,765)                                                        2,808
                                                                               -------------
SOUTH CAROLINA 3.7%
South Carolina, GO, School Fac., 5.75%, 1/1/07                      4,960              5,421
South Carolina Public Service Auth.
     Santee Cooper
          6.50%, 7/1/24 (AMBAC Insured)
          (Prerefunded 7/1/02+)                                     6,750              7,148
          6.625%, 7/1/31 (AMBAC Insured)
          (Prerefunded 7/1/02+)                                     2,500              2,652
                                                                               -------------
Total South Carolina (Cost $14,666)                                                   15,221
                                                                               -------------

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
                                                                      Par              Value
--------------------------------------------------------------------------------------------
                                                                          In thousands
TEXAS 7.4%
Austin Utilities
          5.75%, 11/15/03 (FSA Insured)                     $       4,570      $       4,812
          5.75%, 11/15/03 (FSA Insured)
          (Escrowed to Maturity)                                      430                454
Dallas Fort Worth Int'l. Airport Fac., American Airlines
          6.05%, 11/1/05 *                                            750                770
Fort Worth Water & Sewer, 5.50%, 2/15/05                            4,225              4,469
Gulf Coast IDA, Marine Terminal, Amoco Oil
          VRDN (Currently 3.30%) *                                  3,100              3,100
Gulf Coast Waste Disposal Auth., Amoco Oil
          VRDN (Currently 3.30%) *                                  1,000              1,000
Houston, GO, 5.25%, 3/1/05                                          6,500              6,813
Tomball Hosp. Auth.
     Tomball Regional Hosp.
          5.50%, 7/1/03                                               800                800
          5.50%, 7/1/04                                               800                796
          5.50%, 7/1/05                                             1,300              1,284
Tyler Health Fac. Dev.
     Mother Frances Hosp.
          5.25%, 7/1/01                                               700                700
          5.25%, 7/1/02                                             1,200              1,196
Univ. of Texas
     Fin. Systems, 5.25%, 8/15/04                                   2,375              2,489
          6.25%, 7/1/13 (Prerefunded 7/1/02+)                       2,000              2,074
                                                                               -------------
Total Texas (Cost $30,269)                                                            30,757
                                                                               -------------
VIRGINIA 14.0%
Abington IDA, Johnston Memorial Hosp., 5.00%, 7/1/02                  765                776
Alexandria IDA, Ogden Martin, VRDN (Currently 3.15%) *              2,950              2,950
Arlington County IDA, Alexandria/Arlington Waste to Energy
          5.00%, 1/1/02 (FSA Insured)                               3,000              3,042
          5.25%, 1/1/03 (FSA Insured)                               1,000              1,029
          5.25%, 1/1/04 (FSA Insured)                               1,000              1,041
Bedford County IDA, PCR, Georgia-Pacific, 4.60%, 8/1/04             1,820              1,835
Charles County Ind. Dev., Waste Management, 4.875%, 2/1/09 *        2,000              1,848

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
                                                                      Par              Value
--------------------------------------------------------------------------------------------
                                                                          In thousands
Chesterfield County, Water & Sewer, Zero Coupon, 11/1/07    $       5,750      $       4,354
Chesterfield County IDA, Bon Secours Health System
          5.70%, 11/15/03                                           3,500              3,526
Fairfax County, GO, Public Improvement, 5.50%, 12/1/05              4,100              4,412
Halifax County IDA, Old Dominion Electric, 5.25%, 12/1/02 *         1,130              1,145
Hampton Roads Medical College, 6.30%, 11/15/02                      1,000              1,035
Henrico County Economic Dev. Auth.
     Regional Jail, 5.00%, 11/1/02                                    585                599
Hopewell IDA
     Westport Convalescent Center
          5.45%, 10/1/02                                              220                220
          5.60%, 10/1/03                                              235                234
Leesburg Utility System, 6.30%, 7/1/17 (MBIA Insured)
          (Prerefunded 7/1/02+)                                       500                528
Metropolitan Washington D.C. Airports Auth.
          5.75%, 10/1/03 (FGIC Insured) *                             300                314
          6.40%, 10/1/04 (MBIA Insured) *                           1,350              1,425
Newport News, GO
          5.50%, 1/15/03                                            1,000              1,035
          5.50%, 5/1/04                                               500                527
          5.50%, 5/1/07                                             1,875              2,032
Portsmouth, GO
          5.90%, 11/1/01                                              125                127
          6.10%, 11/1/03                                              750                777
     Riverside Health Systems
          5.00%, 7/1/01                                               345                347
          5.00%, 7/1/02                                               360                366
Richmond Metropolitan Auth.
          5.75%, 7/15/22 (FGIC Insured)
          (Prerefunded 7/15/02+)                                      320                330
Southeastern Public Service Auth., 5.00%, 7/1/03                      545                546
Virginia, GO, 5.00%, 6/1/02                                           500                510
Virginia College Building Auth.
     Equipment Leasing Program, 5.00%, 2/1/02                         200                203
     Hampton Univ., 5.20%, 4/1/02                                     435                444
Virginia Commonwealth Transportation Board
     Federal Highway Reimbursement, 5.50%, 10/1/04                  5,500              5,834
Virginia Ed. Loan Auth., 5.40%, 9/1/01 (Escrowed to Maturity)*        900                908

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--------------------------------------------------------------------------------

                                                                      Par              Value
--------------------------------------------------------------------------------------------
                                                                          In thousands
Virginia HDA
          4.90%, 1/1/03                                     $         200      $         204
          5.125%, 7/1/03 *                                            865                886
Virginia Public Building Auth.
          5.625%, 8/1/02                                              675                695
          5.70%, 8/1/03                                               500                524
Virginia Public School Auth., GO
     School Fin.
          4.90%, 1/1/03                                               550                563
          5.00%, 8/1/02                                             2,790              2,850
          5.00%, 1/1/04                                             1,000              1,036
          5.00%, 8/1/04                                             1,000              1,043
          5.25%, 8/1/05                                             2,000              2,118
          5.50%, 8/1/02                                             3,525              3,625
          6.00%, 8/1/01                                               200                202
                                                                               -------------
Total Virginia (Cost $56,541)                                                         58,045
                                                                               -------------
WASHINGTON 3.9%

King County, GO, 5.25%, 12/1/07                                     3,195              3,406
Washington Public Power Supply System
     Nuclear Project
          5.25%, 7/1/03                                             3,000              3,096
          5.50%, 7/1/02                                             5,000              5,122
          5.80%, 7/1/03 (AMBAC Insured)                             4,250              4,446
                                                                               -------------
Total Washington (Cost $15,871)                                                       16,070
                                                                               -------------
WEST VIRGINIA          1.1%

West Virginia Hospital Fin. Auth.
     Charleston Area Medical Center
          5.90%, 9/1/06                                             1,155              1,213
          6.30%, 9/1/03                                             1,000              1,042
          6.50%, 9/1/05                                               815                873
Putnam County, PCR, Appalachian Power, 6.60%, 7/1/19                1,500              1,529
                                                                               -------------
Total West Virginia (Cost $4,523)                                                      4,657
                                                                               -------------
WISCONSIN 1.7%

T. ROWE PRICE TAX-FREE SHORT-INTERMEDIATE FUND
--------------------------------------------------------------------------------

                                                                      Par              Value
--------------------------------------------------------------------------------------------
                                                                          In thousands
Milwaukee Metropolitan Sewage Dist., GO, 6.25%, 10/1/05     $       3,000      $       3,293
Wisconsin Transportation
          5.00%, 7/1/02                                             1,630              1,661
          5.40%, 7/1/04                                             2,000              2,041
                                                                               -------------
Total Wisconsin (Cost $6,820)                                                          6,995
                                                                               -------------
WYOMING 0.3%
Lincoln County, PCR, Exxon, VRDN (Currently 3.10%)*                 1,200              1,200
                                                                               -------------
Total Wyoming (Cost $1,200)                                                            1,200
                                                                               -------------

Total Investments in Securities
103.5% of Net Assets (Cost $419,782)                                           $     430,374

Other Assets Less Liabilities                                                        (14,561)
                                                                               -------------
NET ASSETS                                                                     $     415,813
                                                                               -------------
Net Assets Consist of:
Accumulated net investment income - net of distributions                       $          18
Accumulated net realized gain/loss - net of distributions                             (1,501)
Net unrealized gain (loss)                                                            10,592
Paid-in-capital applicable to 77,306,255 shares of $0.01 par
value capital stock outstanding; 1,000,000,000 shares authorized                     406,704
                                                                               -------------

NET ASSETS                                                                     $     415,813
                                                                               -------------

NET ASSET VALUE PER SHARE                                                      $        5.38
                                                                               -------------

    * Interest subject to alternative minimum tax
    + Used in determining portfolio maturity
AMBAC AMBAC Indemnity Corp.
  DOT Department of Transportation
 FGIC Financial Guaranty Insurance Company
  FSA Financial Security Assurance Corp.
   GO General Obligation
  HDA Housing Development Authority
HHEFA Health & Higher Educational Facility Authority
  IDA Industrial Development Authority
 MBIA Municipal Bond Investors Assurance Corp.
  PCR Pollution Control Revenue
 VRDN Variable Rate Demand Note


The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE TAX-FREE SHORT-INTERMEDIATE FUND
------------------------------------------------------------------------------


-----------------------
STATEMENT OF OPERATIONS
------------------------------------------------------------------------------
In thousands
                                                                          Year
                                                                         Ended
                                                                       2/28/01
Investment Income (Loss)
Interest income                                                  $      18,964
                                                                 -------------
Expenses
  Investment management                                                  1,645
  Shareholder servicing                                                    247
  Custody and accounting                                                   109
  Registration                                                              30
  Prospectus and shareholder reports                                        24
  Legal and audit                                                           12
  Directors                                                                  8
  Miscellaneous                                                              5
                                                                 -------------
  Total expenses                                                         2,080
  Expenses paid indirectly                                                  (1)
                                                                 -------------
  Net expenses                                                           2,079
                                                                 -------------
Net investment income (loss)                                            16,885
                                                                 -------------
Realized and Unrealized Gain (Loss)
Net realized gain (loss)
  Securities                                                              (255)
  Futures                                                                  (99)
                                                                 -------------
  Net realized gain (loss)                                                (354)
Change in net unrealized gain or loss on securities                     14,113
                                                                 -------------
Net realized and unrealized gain (loss)                                 13,759
                                                                 -------------
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                           $      30,644
                                                                 -------------

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE TAX-FREE SHORT-INTERMEDIATE FUND
--------------------------------------------------------------------------------

----------------------------------
STATEMENT OF CHANGES IN NET ASSETS
----------------------------------------------------------------------------------------
In thousands

                                                                  Year
                                                                 Ended
                                                               2/28/01           2/29/00
Increase (Decrease) in Net Assets
Operations
   Net investment income (loss)                        $        16,885 $          17,529
   Net realized gain (loss)                                       (354)           (1,042)
   Change in net unrealized gain or loss                        14,113           (13,714)
                                                       ---------------------------------
   Increase (decrease) in net assets from operations            30,644             2,773
                                                       ---------------------------------
Distributions to shareholders
   Net investment income                                       (16,885)          (17,529)
   Net realized gain                                                 -              (848)
                                                       ---------------------------------
   Decrease in net assets from distributions                   (16,885)          (18,377)
                                                       ---------------------------------
Capital share transactions *
   Shares sold                                                  79,865            99,955
   Shares issued in connection with fund acquisition            28,877                 -
   Distributions reinvested                                     12,897            14,393
   Shares redeemed                                            (124,219)         (153,429)
                                                       ---------------------------------
   Increase (decrease) in net assets from capital
   share transactions                                           (2,580)          (39,081)
                                                       ---------------------------------
Net Assets
Increase (decrease) during period                               11,179           (54,685)
Beginning of period                                            404,634           459,319
                                                       ---------------------------------
End of period                                          $       415,813 $         404,634
                                                       ---------------------------------
*Share information
   Shares sold                                                  15,154            18,985
   Shares issued in connection with fund acquisition             5,479                 -
   Distributions reinvested                                      2,448             2,730
   Shares redeemed                                             (23,645)          (29,126)
   Increase (decrease) in shares outstanding                      (564)           (7,411)

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE TAX-FREE SHORT-INTERMEDIATE FUND
--------------------------------------------------------------------------------
                                                               February 28, 2001

-----------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

     T. Rowe Price Tax-Free Short Intermediate Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company and commenced operations on December 23, 1983. The fund seeks to provide, consistent with modest price fluctuation, a high level of income exempt from federal income taxes by investing primarily in short-and intermediate-term investment-grade municipal securities.

     The accompanying financial statements were prepared in accordance with generally accepted accounting principles, which require the use of estimates made by fund management.

     Valuation Debt securities are generally traded in the over-the-counter market. Investments in securities are stated at fair value as furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Financial futures contracts are valued at closing settlement prices.

     Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

     Premiums and Discounts Premiums and original issue discounts on municipal securities are amortized for both financial reporting and tax purposes. Market discounts are recognized upon disposition of the security as gain or loss for financial reporting purposes and as ordinary income for tax purposes.

     In November, 2000, the American Institute of Certified Public Accountants issued a revised Audit and Accounting Guide - Audits of Investment Companies (the guide), which will be adopted by the fund as of March 1, 2001. The guide requires all premiums and discounts on debt securities to be amortized. Upon adoption, the fund will adjust the cost of its debt securities, and corresponding unrealized gain/loss thereon, in the amount of the cumulative amortization that would have been recognized had amortization been in effect from the purchase date of each holding. This adjustment will have no effect on the fund's net assets or results of operations.

T. ROWE PRICE TAX-FREE SHORT-INTERMEDIATE FUND
--------------------------------------------------------------------------------




     Other Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded by the fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with generally accepted accounting principles. Expenses paid indirectly reflect credits earned on daily uninvested cash balances at the custodian and are used to reduce the fund's custody charges.


NOTE 2 - INVESTMENT TRANSACTIONS

     Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

     Futures Contracts During the year ended February 28, 2001, the fund was a party to futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and interest rates.

     Other Purchases and sales of portfolio securities, other than short-term securities, aggregated $153,353,000 and $164,700,000, respectively, for the year ended February 28, 2001.


NOTE 3 - FEDERAL INCOME TAXES

     No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute all of its income. As of February 28, 2001 the fund has $1,485,000 of capital loss carry-forwards, including $49,000 from the acquisition of T. Rowe Price Virginia Short-Term Bond Fund; $292,000 expires in 2008, and $1,193,000 in 2009. The fund intends to retain gains realized in future periods that may be offset by available capital loss carryforwards.

T. ROWE PRICE TAX-FREE SHORT-INTERMEDIATE FUND
--------------------------------------------------------------------------------



     In order for the fund's capital accounts and distributions to shareholders to reflect the tax character of certain transactions, the following reclassifications were made during the year ended February 28, 2001. The results of operations and net assets were not affected by the increases/(decreases) to these accounts.
     ---------------------------------------------------------------------------
     Undistributed net investment income                   $             (2,000)
     Paid-in-capital                                                      2,000

     At February 28, 2001, the cost of investments for federal income tax purposes was substantially the same as for financial reporting and totaled $419,782,000. Net unrealized gain aggregated $10,592,000 at period-end, of which $10,855,000 related to appreciated investments and $263,000 to depreciated investments.


NOTE 4 - ACQUISITION

     On November 1, 2000, the fund acquired substantially all of the assets of the T. Rowe Price Virginia Short-Term Bond Fund (the Virginia Short-Term Bond Fund), pursuant to the Agreement and Plan of Reorganization dated September 1, 2000, and approved by Virginia Short-Term Bond Fund shareholders on October 25, 2000. The acquisition was accomplished by a tax-free exchange of 5,479,418 shares of the fund, having a value of $28,877,000, for the 5,673,189 shares of the Virginia Short-Term Bond Fund outstanding at the merger date. The Virginia Short-Term Bond's net assets at that date, which included $49,000 of accumulated net realized loss, $2,000 of net unrealized gain, and $2,000 of accumulated net investment income, were combined with those of the fund, resulting in aggregate net assets of $404,264,000.


NOTE 5 - RELATED PARTY TRANSACTIONS

     The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group. The investment management agreement between the fund and the manager provides for an annual investment management fee, of which $132,000 was payable at February 28, 2001. The fee is computed daily and paid monthly, and consists of an individual fund fee equal to 0.10% of average daily net assets and a group

T. ROWE PRICE TAX-FREE SHORT-INTERMEDIATE FUND
--------------------------------------------------------------------------------



     fee. The group fee is based on the combined assets of certain mutual funds sponsored by Price Associates (the group). The group fee rate ranges from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. At February 28, 2001, and for the year then ended, the effective annual group fee rate was 0.32%. The fund pays a pro-rata share of the group fee based on the ratio of its net assets to those of the group.

     In addition, the fund has entered into agreements with Price Associates and a wholly owned subsidiary of Price Associates, pursuant to which the fund receives certain other services. Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc. is the fund's transfer and dividend disbursing agent and provides shareholder and administrative services to the fund. The fund incurred expenses pursuant to these related party agreements totaling approximately $265,000 for the year ended February 28, 2001, of which $24,000 was payable at period-end.

T. ROWE PRICE TAX-FREE SHORT-INTERMEDIATE FUND
--------------------------------------------------------------------------------


---------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

 To the Board of Directors and Shareholders of
 T. Rowe Price Tax-Free Short-Intermediate Fund, Inc.

     In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of T. Rowe Price Tax-Free Short-Intermediate Fund, Inc. ("the Fund") at February 28, 2001, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


     PricewaterhouseCoopers LLP
     Baltimore, Maryland
     March 19, 2001

T. ROWE PRICE TAX-FREE SHORT-INTERMEDIATE FUND
--------------------------------------------------------------------------------


----------------------------------------------------------
TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 2/28/01
--------------------------------------------------------------------------------

     We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

     The fund's distributions to shareholders included $16,897,000 which qualified as exempt-interest dividends.

T. ROWE PRICE SHAREHOLDER SERVICES
--------------------------------------------------------------------------------


INVESTMENT SERVICES AND INFORMATION


KNOWLEDGEABLE SERVICE REPRESENTATIVES

By Phone 1-800-225-5132 Available Monday through Friday from 7 a.m. to midnight ET and weekends from 8:30 a.m. to 5 p.m. ET.

In Person Available in T. Rowe Price Investor Centers.


ACCOUNT SERVICES

Checking Available on most fixed-income funds ($500 minimum).

Automatic Investing From your bank account or paycheck.

Automatic Withdrawal Scheduled, automatic redemptions.

Distribution Options Reinvest all, some, or none of your distributions.

Automated 24-Hour Services Including Tele*Access(R)and the T. Rowe Price Web site on the Internet. Address: www.troweprice.com


BROKERAGE SERVICES*

Individual Investments Stocks, bonds, options, precious metals, and other securities at a savings over full-service commission rates.**


INVESTMENT INFORMATION

Combined Statement Overview of all your accounts with T. Rowe Price.

Shareholder Reports Fund managers' reviews of their strategies and results.

T. Rowe Price Report Quarterly investment newsletter discussing markets and financial strategies.

Performance Update Quarterly review of all T. Rowe Price fund results.

Insights Educational reports on investment strategies and financial markets.

Investment Guides Asset Mix Worksheet, College Planning Kit, Diversifying
Overseas: A Guide to International Investing, Personal Strategy Planner, Retirement Readiness Guide, and Retirement Planning Kit.


 * T. Rowe Price Brokerage is a division of T. Rowe Price Investment Services, Inc., Member NASD/SIPC.
** Based on a January 2001 survey for representative-assisted stock trades. Services vary by firm, and commissions may vary depending on size of order.

T. ROWE PRICE MUTUAL FUNDS
--------------------------------------------------------------------------------

STOCK FUNDS

Domestic
Blue Chip Growth
Capital Appreciation
Capital Opportunity
Developing Technologies
Diversified Small-Cap Growth
Dividend Growth
Equity Income
Equity Index 500
Extended Equity Market Index
Financial Services
Growth & Income
Growth Stock
Health Sciences
Media & Telecommunications
Mid-Cap Growth
Mid-Cap Value
New America Growth
New Era
New Horizons*
Real Estate
Science & Technology
Small-Cap Stock
Small-Cap Value
Spectrum Growth
Tax-Efficient Growth
Tax-Efficient Multi-Cap Growth
Total Equity Market Index
Value


BLENDED ASSET FUNDS

Balanced
Personal Strategy Balanced
Personal Strategy Growth
Personal Strategy Income
Tax-Efficient Balanced


BOND FUNDS

Domestic Taxable
Corporate Income
GNMA
High Yield
New Income
Short-Term Bond
Spectrum Income
Summit GNMA
U.S. Bond Index
U.S. Treasury Intermediate
U.S. Treasury Long-Term

Domestic Tax-Free
California Tax-Free Bond
Florida Intermediate Tax-Free
Georgia Tax-Free Bond
Maryland Short-Term Tax-Free Bond
Maryland Tax-Free Bond
New Jersey Tax-Free Bond
New York Tax-Free Bond
Summit Municipal Income
Summit Municipal Intermediate
Tax-Free High Yield
Tax-Free Income
Tax-Free Intermediate Bond
Tax-Free Short-Intermediate
Virginia Tax-Free Bond


MONEY MARKET FUNDS+

Taxable
Prime Reserve
Summit Cash Reserves
U.S. Treasury Money

Tax-Free
California Tax-Free Money
New York Tax-Free Money
Summit Municipal
Money Market
Tax-Exempt Money


INTERNATIONAL/GLOBAL FUNDS

Stock
Emerging Europe &
Mediterranean
Emerging Markets Stock
European Stock
Global Stock
Global Technology
International Discovery*
International Equity Index
International Growth & Income
International Stock
Japan
Latin America
New Asia
Spectrum International

Bond
Emerging Markets Bond
International Bond


T. ROWE PRICE NO-LOAD
VARIABLE ANNUITY

Blue Chip Growth Portfolio
Equity Income Portfolio
Equity Index 500 Portfolio
Health Sciences Portfolio
International Stock Portfolio
Limited-Term Bond Portfolio
Mid-Cap Growth Portfolio
New America Growth Portfolio
Personal Strategy Balanced
Portfolio
Prime Reserve Portfolio



* Closed to new investors.
+ Investments in the funds are not insured or guaranteed by the FDIC or any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds.

Please call for a prospectus, which contains complete information, including risks, fees, and expenses. Read it carefully before investing.

The T. Rowe Price No-Load Variable Annuity [#V6021] is issued by Security Benefit Life Insurance Company. In New York, it [#FSB201(11-96)] is issued by First Security Benefit Life Insurance Company of New York, White Plains, NY. T. Rowe Price refers to the underlying portfolios' investment managers and the distributors, T. Rowe Price Investment Services, Inc.; T. Rowe Price Insurance Agency, Inc.; and T. Rowe Price Insurance Agency of Texas, Inc. The Security Benefit Group of Companies and the T. Rowe Price companies are not affiliated. The variable annuity may not be available in all states. The contract has limitations. Call a representative for costs and complete details of the coverage.

For fund and account information
or to conduct transactions,
24 hours, 7 days a week
By touch-tone telephone
Tele*Access 1-800-638-2587
By Account Access on the Internet
www.troweprice.com/access

For assistance with your existing
fund account, call:
Shareholder Service Center
1-800-225-5132

To open a brokerage account or
obtain information, call:
1-800-638-5660

For the hearing impaired, call:
1-800-367-0763

Internet address:
www.troweprice.com

Plan Account Lines for retirement plan participants:
The appropriate 800 number appears on your retirement account statement.

T. Rowe Price Associates
100 East Pratt Street
Baltimore, Maryland 21202

This report is authorized for distribution only to shareholders and to others who have received a copy of the prospectus appropriate to the fund or funds covered in this report.

Walk-In Investor Centers:
For directions, call 1-800-225-5132
or visit our Web site at
www.troweprice.com/investorcenters

Baltimore Area
Downtown
105 East Lombard Street
Owings Mills
Three Financial Center
4515 Painters Mill Road

Boston Area
386 Washington Street
Wellesley

Colorado Springs
2260 Briargate Parkway

Los Angeles Area
Warner Center
21800 Oxnard Street, Suite 270
Woodland Hills

New York Area
51 JFK Parkway, 1st Floor
Short Hills, New Jersey

San Francisco Area
1990 North California Boulevard
Suite 100
Walnut Creek

Tampa
4200 West Cypress Street
10th Floor

Washington, D.C.
900 17th Street N.W.
Farragut Square


[LOGO OF T. ROWE PRICE]

T. Rowe Price Investment Services, Inc., Distributor.            F56-050 2/28/01